Morgan Stanley Total Return Trust
LETTER TO THE SHAREHOLDERS - JANUARY 31, 2002

Dear Shareholder:

During the six-month period ended January 31, 2002, poor economic conditions and acts of terrorism affected the U.S. equity markets. Announcements of company layoffs, which were cause for concern among consumers as well as investors even before the September 11 attacks, further eroded consumer confidence to its lowest level in more than five years. Factory orders declined and companies continued to cut prices to increase consumer spending.

By the end of 2001, the equity markets had improved dramatically from their lows registered in late September. The economic picture seemed to be improving as well, with retail sales rising dramatically. Auto sales were particularly strong, driven by low-interest-rate incentives. Consumer confidence numbers improved and home sales continued to increase. The optimism of the markets grew further as the campaign against terrorism progressed ahead of schedule. The Federal Reserve Board cut interest rates four times during the period under review, from 3.75 percent to 1.75 percent. We expect these cuts to accelerate the economy further into recovery in 2002.

Performance

For the six-month period ended January 31, 2002, Morgan Stanley Total Return Trust's Class B shares returned - 4.83 percent compared to - 6.01 percent for the Standard & Poor's 500 Stock Index (S&P 500).* For the same period, the Fund's Class A, C and D shares returned - 4.46 percent, - 4.83 percent and
- 4.36 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

According to TCW Investment Management Company (TCW), the Fund's sub-advisor, the Fund was invested in a blend of value stocks and reasonably priced growth stocks. The investment discipline consists of seeking attractively priced companies expected to generate long-term, rising returns on capital.

During the market's extreme sell-off following the September 11 attacks, many stocks were trading at attractive valuation levels. TCW used this opportunity to add to the investments in several of the Fund's holdings. Examples include the semiconductor capital equipment providers Applied Materials, Novellus and Teradyne. TCW also used the opportunity to add to investments in select industrial companies, including Alcoa, Air Products, Danaher, United Technologies and

---------------------
*The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Total Return Trust
LETTER TO THE SHAREHOLDERS - JANUARY 31, 2002 continued

CSX Rail. According to TCW, these investments contributed to the Fund's outperformance relative to the S&P 500 during the six-month period under review.

Looking Ahead

TCW remains cautiously optimistic about the outlook for the U.S. economy and stock market. Since World War II, the average recession has lasted ten months. If the current recession began in March, as many economists now believe, this suggests that the current recession may be nearly over. Furthermore, the U.S. stock market historically rises as the Fed completes the process of lowering interest rates. The S&P 500 has appreciated eleven of the twelve times that the Fed has stopped reducing rates since 1954. Although the Fed may lower rates further, interest rates are at historically low levels and the Fed's January meeting was the first in a year that did not conclude with an interest-rate reduction.

It is important to remember that the Fund's investment discipline remains constant in this, as in all, stock market environments. TCW invests for long-term results by focusing on individual company fundamentals and valuation levels. As such, TCW believes that the Fund is well positioned to participate in any stock market recovery.

We appreciate your ongoing support of Morgan Stanley Total Return Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Total Return Trust
FUND PERFORMANCE - JANUARY 31, 2002

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                 CLASS A SHARES*
--------------------------------------------------
PERIOD ENDED 1/31/02
--------------------------
1 Year                      (21.10)%(1) (25.24)%(2)
Since Inception (7/28/97)     5.11 %(1)   3.86 %(2)
                 CLASS C SHARES+
--------------------------------------------------
PERIOD ENDED 1/31/02
--------------------------
1 Year                      (21.73)%(1) (22.51)%(2)
Since Inception (7/28/97)     4.40 %(1)   4.40 %(2)
                 CLASS B SHARES**
--------------------------------------------------
PERIOD ENDED 1/31/02
--------------------------
1 Year                      (21.75)%(1) (25.67)%(2)
5 Years                       7.08 %(1)   6.78 %(2)
Since Inception (11/30/94)   12.32 %(1)  12.32 %(2)
                 CLASS D SHARES++
--------------------------------------------------
PERIOD ENDED 1/31/02
--------------------------
1 Year                      (20.96)%(1)
Since Inception (7/28/97)     5.35 %(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum contingent deferred sales charge for Class C
     shares is 1.0% for shares redeemed within one year of
     purchase.
++   Class D shares have no sales charge.

Morgan Stanley Total Return Trust
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (96.4%)
              Aerospace & Defense
              (1.8%)
  237,300     Boeing Co. ..............  $  9,717,435
                                         ------------
              Airlines (0.1%)
   23,600     Southwest Airlines
               Co. ....................       446,984
                                         ------------
              Aluminum (2.8%)
  419,400     Alcoa, Inc. .............    15,035,490
                                         ------------
              Biotechnology (2.3%)
  247,800     Genentech, Inc. .........    12,253,710
                                         ------------
              Chemicals: Specialty
              (1.7%)
  197,800     Air Products & Chemicals,
               Inc. ...................     9,148,250
                                         ------------
              Computer Communications
              (2.0%)
  531,800     Cisco Systems, Inc. .....    10,519,004
                                         ------------
              Computer Processing
              Hardware (3.3%)
  455,300     Dell Computer Corp. .....    12,497,985
   48,100     International Business
               Machines Corp. .........     5,189,509
                                         ------------
                                           17,687,494
                                         ------------
              Contract Drilling (5.5%)
  400,100     GlobalSantaFe Corp. .....    11,362,840
  185,690     Nabors Industries,
               Inc. ...................     5,813,954
  410,300     Transocean Sedco Forex
               Inc. ...................    12,571,592
                                         ------------
                                           29,748,386
                                         ------------
              Discount Stores (2.3%)
  206,900     Wal-Mart Stores, Inc. ...    12,409,862
                                         ------------
              Electronic Components
              (1.2%)
  283,000     Flextronics
               International, Ltd.
               (Singapore).............     6,282,600
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Electronic Production
              Equipment (5.9%)
  262,200     Applied Materials,
               Inc. ...................  $ 11,445,030
  333,450     Novellus Systems,
               Inc. ...................    14,241,649
  204,600     Teradyne, Inc. ..........     6,109,356
                                         ------------
                                           31,796,035
                                         ------------
              Electronics/Appliance
              Stores (0.4%)
   28,800     Best Buy Co., Inc. ......     2,131,200
                                         ------------
              Finance/Rental/ Leasing
              (1.8%)
   52,000     Fannie Mae...............     4,209,400
   81,600     Freddie Mac..............     5,476,992
                                         ------------
                                            9,686,392
                                         ------------
              Financial Conglomerates
              (4.4%)
   83,700     American Express Co. ....     3,000,645
  436,933     Citigroup, Inc. .........    20,710,624
                                         ------------
                                           23,711,269
                                         ------------
              Home Improvement Chains
              (1.2%)
  125,100     Home Depot, Inc. (The)...     6,266,259
                                         ------------
              Industrial Conglomerates
              (6.8%)
  190,100     ITT Industries, Inc. ....    10,092,409
  270,940     Textron, Inc. ...........    12,417,180
  202,895     United Technologies
               Corp. ..................    13,944,973
                                         ------------
                                           36,454,562
                                         ------------
              Insurance Brokers/
              Services (1.6%)
   84,800     Marsh & McLennan
               Companies, Inc. ........     8,636,880
                                         ------------
              Integrated Oil (4.0%)
  101,000     ChevronTexaco Corp. .....     8,463,800
  339,900     Exxon Mobil Corp. .......    13,273,095
                                         ------------
                                           21,736,895
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Total Return Trust
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Internet Software/
              Services (2.0%)
  306,900     Siebel Systems, Inc. ....  $ 10,861,191
                                         ------------
              Investment Banks/Brokers
              (1.9%)
  120,700     Goldman Sachs Group, Inc.
               (The)...................    10,498,486
                                         ------------
              Investment Managers
              (0.7%)
  143,200     Stilwell Financial,
               Inc. ...................     3,644,440
                                         ------------
              Major Banks (1.1%)
   89,800     Bank of America Corp. ...     5,660,094
                                         ------------
              Major Telecommunications
              (6.2%)
  346,300     BellSouth Corp. .........    13,852,000
  362,800     SBC Communications,
               Inc. ...................    13,586,860
  123,000     Verizon Communications
               Inc. ...................     5,701,050
                                         ------------
                                           33,139,910
                                         ------------
              Miscellaneous
              Manufacturing (2.6%)
  222,500     Danaher Corp. ...........    14,182,150
                                         ------------
              Multi-Line Insurance
              (1.0%)
   75,780     American International
               Group, Inc. ............     5,619,087
                                         ------------
              Oilfield Services/
              Equipment (0.5%)
   83,260     BJ Services Co. .........     2,581,060
                                         ------------
              Packaged Software (4.9%)
  415,100     Microsoft Corp. .........    26,446,021
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Pharmaceuticals: Major
              (5.2%)
   91,400     Lilly (Eli) & Co. .......  $  6,864,140
  105,300     Merck & Co., Inc. .......     6,231,654
  216,225     Pfizer, Inc. ............     9,010,096
  152,575     Pharmacia Corp. .........     6,179,288
                                         ------------
                                           28,285,178
                                         ------------
              Railroads (9.6%)
  462,100     CSX Corp. ...............    18,484,000
  321,800     Norfolk Southern
               Corp. ..................     7,256,590
  422,400     Union Pacific Corp. .....    26,209,920
                                         ------------
                                           51,950,510
                                         ------------
              Restaurants (1.4%)
  282,000     McDonald's Corp. ........     7,664,760
                                         ------------
              Semiconductors (9.1%)
  868,200     Intel Corp. .............    30,421,728
  120,600     Maxim Integrated
               Products, Inc. .........     6,692,094
  532,400     Power Integrations,
               Inc. ...................     9,636,440
   66,600     Texas Instruments,
               Inc. ...................     2,078,586
                                         ------------
                                           48,828,848
                                         ------------
              Telecommunication
              Equipment (0.5%)
   61,400     QUALCOMM Inc. ...........     2,709,582
                                         ------------
              Tobacco (0.6%)
   64,600     Philip Morris Companies,
               Inc. ...................     3,237,106
                                         ------------
              Total Common Stocks
              (Cost $472,326,575)......   518,977,130
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Total Return Trust
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 (UNAUDITED) continued

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (0.8%)
              Repurchase Agreement
 $  4,278     The Bank of New York
               1.6875% due 02/01/02
               (dated 01/31/02;
               proceeds $4,277,921) (a)
               (Cost $4,277,721).......  $  4,277,721
                                         ------------

Total Investments
(Cost $476,604,296) (b).....    97.2%     523,254,851
Other Assets in Excess of
Liabilities.................     2.8       15,251,821
                               -----     ------------
Net Assets..................   100.0%    $538,506,672
                               =====     ============

---------------------------------------------------

    *    Non-income producing security.
    (a)  Collateralized by $4,035,598 U.S. Treasury Note
         5.875% due 02/15/04 valued at $4,363,281.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $56,879,041 and the aggregate gross unrealized depreciation is $10,228,486, resulting in net unrealized appreciation of $46,650,555.

                       See Notes to Financial Statements

Morgan Stanley Total Return Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
January 31, 2002 (unaudited)

Assets:
Investments in securities, at value
  (cost $476,604,296).......................................  $ 523,254,851
Receivable for:
    Investments sold........................................     16,035,105
    Dividends...............................................        447,640
    Shares of beneficial interest sold......................        394,329
Prepaid expenses and other assets...........................         72,094
                                                              -------------
    Total Assets............................................    540,204,019
                                                              -------------
Liabilities:
Payable for:
    Shares of beneficial interest repurchased...............        617,607
    Distribution fee........................................        420,446
    Investment management fee...............................        344,092
    Investments purchased...................................        236,529
Accrued expenses and other payables.........................         78,673
                                                              -------------
    Total Liabilities.......................................      1,697,347
                                                              -------------
    Net Assets..............................................  $ 538,506,672
                                                              =============
Composition of Net Assets:
Paid-in-capital.............................................  $ 732,433,013
Net unrealized appreciation.................................     46,650,555
Accumulated net realized loss...............................   (240,576,896)
                                                              -------------
    Net Assets..............................................  $ 538,506,672
                                                              =============
Class A Shares:
Net Assets..................................................    $18,301,855
Shares Outstanding (unlimited authorized, $.01 par value)...      1,110,144
    Net Asset Value Per Share...............................         $16.49
                                                              =============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........         $17.40
                                                              =============
Class B Shares:
Net Assets..................................................   $465,541,409
Shares Outstanding (unlimited authorized, $.01 par value)...     29,147,731
    Net Asset Value Per Share...............................         $15.97
                                                              =============
Class C Shares:
Net Assets..................................................    $21,968,163
Shares Outstanding (unlimited authorized, $.01 par value)...      1,376,655
    Net Asset Value Per Share...............................         $15.96
                                                              =============
Class D Shares:
Net Assets..................................................    $32,695,245
Shares Outstanding (unlimited authorized, $.01 par value)...      1,961,747
    Net Asset Value Per Share...............................         $16.67
                                                              =============

                       See Notes to Financial Statements

Morgan Stanley Total Return Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended January 31, 2002 (unaudited)

Net Investment Loss:

Income
Dividends...................................................  $  2,968,315
Interest....................................................        75,440
                                                              ------------
    Total Income............................................     3,043,755
                                                              ------------
Expenses
Distribution fee (Class A shares)...........................        23,711
Distribution fee (Class B shares)...........................     2,412,324
Distribution fee (Class C shares)...........................       112,711
Investment management fee...................................     2,079,507
Transfer agent fees and expenses............................       508,772
Shareholder reports and notices.............................        40,153
Registration fees...........................................        34,209
Professional fees...........................................        31,262
Custodian fees..............................................        22,705
Trustees' fees and expenses.................................         5,548
Other.......................................................         6,155
                                                              ------------
    Total Expenses..........................................     5,277,057
                                                              ------------
    Net Investment Loss.....................................    (2,233,302)
                                                              ------------
Net Realized and Unrealized Loss:
Net realized loss...........................................   (49,433,405)
Net change in unrealized appreciation.......................    15,437,955
                                                              ------------
    Net Loss................................................   (33,995,450)
                                                              ------------
Net Decrease................................................  $(36,228,752)
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Total Return Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                               FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED          ENDED
                                                              JANUARY 31, 2002   JULY 31, 2001
                                                               -------------     -------------
                                                                (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment loss.........................................   $  (2,233,302)    $  (8,109,952)
Net realized loss...........................................     (49,433,405)     (187,920,794)
Net change in unrealized appreciation (depreciation)........      15,437,955       (68,305,200)
                                                               -------------     -------------
    Net Decrease............................................     (36,228,752)     (264,335,946)
                                                               -------------     -------------
Distributions to Shareholders from Net Realized Gain:
Class A shares..............................................        --                (415,577)
Class B shares..............................................        --             (14,183,648)
Class C shares..............................................        --                (615,964)
Class D shares..............................................        --                (760,038)
                                                               -------------     -------------
    Total Distributions.....................................        --             (15,975,227)
                                                               -------------     -------------

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................     (78,938,763)      319,685,368
                                                               -------------     -------------

    Net Increase (Decrease).................................    (115,167,515)       39,374,195
Net Assets:
Beginning of period.........................................     653,674,187       614,299,992
                                                               -------------     -------------
End of Period...............................................   $ 538,506,672     $ 653,674,187
                                                               =============     =============

                       See Notes to Financial Statements

Morgan Stanley Total Return Trust
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Total Return Trust (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is high total return from capital growth and income. The Fund seeks to achieve its objective by investing primarily in equity and equity-related securities issued by domestic and foreign companies. The Fund was organized as a Massachusetts business trust on June 29, 1994 and commenced operations on November 30, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on

Morgan Stanley Total Return Trust
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2002 (UNAUDITED) continued

their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million; 0.725% to the portion of daily net assets

Morgan Stanley Total Return Trust
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2002 (UNAUDITED) continued

exceeding $500 million, but not exceeding $1 billion; and 0.70% to the portion of daily net assets in excess of $1 billion.

Under a Sub-Advisory Agreement between the Investment Manager and the Sub-Advisor, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $15,242,657 at January 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the

Morgan Stanley Total Return Trust
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2002 (UNAUDITED) continued

six months ended January 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $578,474 and $442, respectively and received approximately $11,320 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2002 aggregated $191,850,368 and $284,761,865, respectively.

For the six months ended January 31, 2002, the Fund incurred brokerage commissions of $46,887 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $9,000.

5. Federal Income Tax Status

At July 31, 2001, the Fund had a net capital loss carryover of approximately $10,381,000 which will be available through July 31, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $174,192,000 during fiscal 2001.

As of July 31, 2001, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales.

Morgan Stanley Total Return Trust
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2002 (UNAUDITED) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                            FOR THE SIX                 FOR THE YEAR
                                                           MONTHS ENDED                     ENDED
                                                         JANUARY 31, 2002               JULY 31, 2001
                                                     -------------------------   ---------------------------
                                                            (unaudited)
                                                       SHARES        AMOUNT        SHARES         AMOUNT
                                                     ----------   ------------   -----------   -------------
CLASS A SHARES
Sold...............................................     533,725   $  7,751,582     1,322,669   $  28,382,027
Reinvestment of distributions......................      --            --             19,851         397,611
Redeemed...........................................    (702,564)   (10,173,949)     (742,463)    (15,135,943)
                                                     ----------   ------------   -----------   -------------
Net increase (decrease) - Class A..................    (168,839)    (2,422,367)      600,057      13,643,695
                                                     ----------   ------------   -----------   -------------
CLASS B SHARES
Sold...............................................   1,419,309     22,074,773    20,209,163     447,200,700
Reinvestment of distributions......................      --            --            664,190      13,004,831
Redeemed...........................................  (6,208,350)   (94,462,188)  (10,497,918)   (194,129,762)
                                                     ----------   ------------   -----------   -------------
Net increase (decrease) - Class B..................  (4,789,041)   (72,387,415)   10,375,435     266,075,769
                                                     ----------   ------------   -----------   -------------
CLASS C SHARES
Sold...............................................     102,233      1,590,274     1,194,094      26,002,030
Reinvestment of distributions......................      --            --             30,271         592,095
Redeemed...........................................    (270,480)    (4,120,445)     (619,698)    (11,872,517)
                                                     ----------   ------------   -----------   -------------
Net increase (decrease) - Class C..................    (168,247)    (2,530,171)      604,667      14,721,608
                                                     ----------   ------------   -----------   -------------
CLASS D SHARES
Sold...............................................     391,974      6,351,793     1,818,162      38,839,383
Reinvestment of distributions......................      --            --             31,446         635,204
Redeemed...........................................    (502,227)    (7,950,603)     (792,312)    (14,230,291)
                                                     ----------   ------------   -----------   -------------
Net increase (decrease) - Class D..................    (110,253)    (1,598,810)    1,057,296      25,244,296
                                                     ----------   ------------   -----------   -------------
Net increase (decrease) in Fund....................  (5,236,380)  $(78,938,763)   12,637,455   $ 319,685,368
                                                     ==========   ============   ===========   =============

Morgan Stanley Total Return Trust

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                   FOR THE PERIOD
                                                   FOR THE SIX              FOR THE YEAR ENDED JULY 31,            JULY 28, 1997*
                                                   MONTHS ENDED     --------------------------------------------      THROUGH
                                                 JANUARY 31, 2002     2001        2000        1999        1998     JULY 31, 1997
                                                 ----------------   --------    --------    --------    --------   --------------
                                                      (unaudited)
Class A Shares++
Selected Per Share Data:

Net asset value, beginning of period...........       $17.26         $23.88      $20.36      $16.78      $16.59        $16.07
                                                      ------         ------      ------      ------      ------        ------

Income (loss) from investment operations:
    Net investment income (loss)...............        (0.01)         (0.07)      (0.01)         --       (0.01)         0.01
    Net realized and unrealized gain (loss)....        (0.76)         (6.16)       4.72        4.47        1.34          0.51
                                                      ------         ------      ------      ------      ------        ------

Total income (loss) from investment
  operations...................................        (0.77)         (6.23)       4.71        4.47        1.33          0.52
                                                      ------         ------      ------      ------      ------        ------

Less distributions from net realized gain......         --            (0.39)      (1.19)      (0.89)      (1.14)         --
                                                      ------         ------      ------      ------      ------        ------

Net asset value, end of period.................       $16.49         $17.26      $23.88      $20.36      $16.78        $16.59
                                                      ======         ======      ======      ======      ======        ======

Total Return+..................................        (4.46)%(1)    (26.31)%     23.77%      27.78%       8.94%         3.24%(1)

Ratios to Average Net Assets:
Expenses.......................................         1.23 %(2)(3)   1.12%(3)    1.18%(3)    1.30%(3)    1.31%         1.31%(2)

Net investment income (loss)...................        (0.14)%(2)(3)  (0.34)%(3)  (0.06)%(3)  (0.10)%(3)  (0.07)%        4.08%(2)

Supplemental Data:
Net assets, end of period, in thousands........      $18,302        $22,074     $16,211      $4,079      $1,254           $10

Portfolio turnover rate........................           35 %(1)       107%         71%         79%         93%          198%

---------------------

     *   The date shares were first issued.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Total Return Trust

FINANCIAL HIGHLIGHTS continued

                                                    FOR THE SIX                        FOR THE YEAR ENDED JULY 31,
                                                    MONTHS ENDED      -------------------------------------------------------------
                                                 JANUARY 31, 2002++    2001++      2000++       1999++         1998++       1997*
                                                 ------------------   ---------   ---------    ---------      ---------   ---------
                                                    (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of period...........       $16.78           $23.41       $20.10       $16.68         $16.59      $12.00
                                                      ------           ------       ------       ------         ------      ------

Income (loss) from investment operations:
    Net investment income (loss)...............        (0.07)           (0.22)       (0.14)       (0.12)         (0.08)       0.04
    Net realized and unrealized gain (loss)....        (0.74)           (6.02)        4.64         4.43           1.31        5.81
                                                      ------           ------       ------       ------         ------      ------

Total income (loss) from investment
 operations....................................        (0.81)           (6.24)        4.50         4.31           1.23        5.85
                                                      ------           ------       ------       ------         ------      ------

Less dividends and distributions from:
    Net investment income......................         --                --           --           --             --        (0.06)
    Net realized gain..........................         --              (0.39)       (1.19)       (0.89)         (1.14)      (1.20)
                                                      ------           ------       ------       ------         ------      ------

Total dividends and distributions..............         --              (0.39)       (1.19)       (0.89)         (1.14)      (1.26)
                                                      ------           ------       ------       ------         ------      ------

Net asset value, end of period.................       $15.97           $16.78       $23.41       $20.10         $16.68      $16.59
                                                      ======           ======       ======       ======         ======      ======

Total Return+..................................        (4.83)%(1)      (26.89)%      23.01%       27.04%          8.25%      51.66%

Ratios to Average Net Assets:
Expenses.......................................         1.98 %(2)(3)     1.91%(3)     1.75%(3)     1.90%(3)       1.90%       2.05%

Net investment income (loss)...................        (0.89)%(2)(3)    (1.13)%(3)   (0.63)%(3)   (0.70)%(3)     (0.50)%      0.28%

Supplemental Data:
Net assets, end of period, in thousands........     $465,541         $569,589     $551,685     $194,763       $152,358    $117,041

Portfolio turnover rate........................           35 %(1)         107%          71%          79%            93%        198%

---------------------

     *   Prior to July 28, 1997, the Fund issued one class of shares.
         All shares of the Fund held prior to that date have been designated Class B shares.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Total Return Trust

FINANCIAL HIGHLIGHTS continued


                                                                                                                   FOR THE PERIOD
                                                   FOR THE SIX              FOR THE YEAR ENDED JULY 31,            JULY 28, 1997*
                                                   MONTHS ENDED     --------------------------------------------      THROUGH
                                                 JANUARY 31, 2002     2001        2000        1999        1998     JULY 31, 1997
                                                 ----------------   --------    --------    --------    --------   --------------
                                                      (unaudited)
Class C Shares++
Selected Per Share Data:

Net asset value, beginning of period...........       $16.77         $23.40      $20.12      $16.66      $16.59        $16.07
                                                      ------         ------      ------      ------      ------        ------

Income (loss) from investment operations:
    Net investment income (loss)...............        (0.07)         (0.22)      (0.20)      (0.09)      (0.12)         0.01
    Net realized and unrealized gain (loss)....        (0.74)         (6.02)       4.67        4.44        1.33          0.51
                                                      ------         ------      ------      ------      ------        ------

Total income (loss) from investment
  operations...................................        (0.81)         (6.24)       4.47        4.35        1.21          0.52
                                                      ------         ------      ------      ------      ------        ------

Less distributions from net realized gain......         --            (0.39)      (1.19)      (0.89)      (1.14)         --
                                                      ------         ------      ------      ------      ------        ------

Net asset value, end of period.................       $15.96         $16.77      $23.40      $20.12      $16.66        $16.59
                                                      ======         ======      ======      ======      ======        ======

Total Return+..................................        (4.83)%(1)    (26.87)%     22.78%      27.33%       8.12%         3.24%(1)

Ratios to Average Net Assets:
Expenses.......................................         1.98 %(2)(3)   1.91%(3)    1.93%(3)    1.72%(3)    2.06%         2.06%(2)

Net investment income (loss)...................        (0.89)%(2)(3)  (1.13)%(3)  (0.81)%(3)  (0.52)%(3)  (0.70)%        2.75%(2)

Supplemental Data:
Net assets, end of period, in thousands........      $21,968        $25,906     $21,997      $1,609        $700           $38

Portfolio turnover rate........................           35 %(1)       107%         71%         79%         93%          198%

---------------------

     *   The date shares were first issued.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Total Return Trust

FINANCIAL HIGHLIGHTS continued

                                                                                                                   FOR THE PERIOD
                                                   FOR THE SIX              FOR THE YEAR ENDED JULY 31,            JULY 28, 1997*
                                                   MONTHS ENDED     --------------------------------------------      THROUGH
                                                 JANUARY 31, 2002     2001        2000        1999        1998     JULY 31, 1997
                                                 ----------------   --------    --------    --------    --------   --------------
                                                      (unaudited)
Class D Shares++
Selected Per Share Data:

Net asset value, beginning of period...........       $17.43         $24.05      $20.46      $16.83      $16.59        $16.07
                                                      ------         ------      ------      ------      ------        ------

Income (loss) from investment operations:
    Net investment income (loss)...............         0.01          (0.03)       0.03        0.02        0.06          0.01
    Net realized and unrealized gain (loss)....        (0.77)         (6.20)       4.75        4.50        1.32          0.51
                                                      ------         ------      ------      ------      ------        ------

Total income (loss) from investment
  operations...................................        (0.76)         (6.23)       4.78        4.52        1.38          0.52
                                                      ------         ------      ------      ------      ------        ------

Less distributions from net realized gain......         --            (0.39)      (1.19)      (0.89)      (1.14)         --
                                                      ------         ------      ------      ------      ------        ------

Net asset value, end of period.................       $16.67         $17.43      $24.05      $20.46      $16.83        $16.59
                                                      ======         ======      ======      ======      ======        ======

Total Return+..................................        (4.36)%(1)    (26.12)%     24.00%      28.08%       9.20%         3.24%(1)

Ratios to Average Net Assets:
Expenses.......................................         0.98 %(2)(3)   0.91%(3)    0.93%(3)    1.06%(3)    1.06%         1.06%(2)

Net investment income (loss)...................         0.11 %(2)(3)  (0.13)%(3)   0.19%(3)    0.14%(3)    0.34%         4.33%(2)

Supplemental Data:
Net assets, end of period, in thousands........      $32,695        $36,105     $24,407      $1,990         $11           $10

Portfolio turnover rate........................           35 %(1)       107%         71%         79%         93%          198%

---------------------

     *   The date shares were first issued.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas McKissick
Vice President

N. John Snider
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
TCW Investment Management Company
865 South Fiqueroa Street
Suite 1800
Los Angeles, California 90017

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.  38588RPT

MORGAN STANLEY
TOTAL RETURN TRUST


Semiannual   Report

January 31, 2002